Income Taxes - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Valuation Allowance [Line Items]
Decrease in valuation allowance	$ 32.8	$ (43.9)
Domestic Tax Authority
Valuation Allowance [Line Items]
Decrease in valuation allowance	28.0
State and Local
Valuation Allowance [Line Items]
Decrease in valuation allowance	$ 4.8